UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06515

Morgan Stanley Global Fixed Income Opportunities Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue,

New York, New York 10036

(Address of principal executive offices) (Zip code)

John H. Gernon

522 Fifth Avenue,

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ January 31, 2014 (unaudited)

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Corporate Bonds (44.0%)
		Australia (1.4%)
		Energy
EUR	300	Santos Finance Ltd.	8.25	(a)%	09/22/70	$456,367

		Finance
	$250	Goodman Funding Pty Ltd. (b)	6.375		04/15/21	286,016
	325	Macquarie Group Ltd. (b)	6.00		01/14/20	363,613

						649,629

		Total Australia				1,105,996

		Brazil (0.8%)
		Finance
	500	Caixa Economica Federal (c)	3.50		11/07/22	413,125

		Industrials
	200	Odebrecht Finance Ltd.	5.125		06/26/22	191,000

		Total Brazil				604,125

		Canada (0.9%)
		Basic Materials
	60	Barrick Gold Corp.	4.10		05/01/23	55,491

		Consumer, Cyclical
	250	Air Canada (b)	6.75		10/01/19	267,187

		Energy
	250	Lightstream Resources Ltd. (b)	8.625		02/01/20	255,000

		Industrials
	131	Tervita Corp. (b)	8.00		11/15/18	134,930

		Total Canada				712,608

		Cayman Islands (0.1%)
		Finance
CNY	500	Shui On Land Ltd.	4.50		09/29/15	80,941

		Chile (0.8%)
		Communications
	$200	ENTEL Chile SA (b)(c)	4.875		10/30/24	198,170

		Finance
CLP	50,000	Banco Santander Chile	6.50		09/22/20	89,572
	$400	Corpbanca SA	3.125		01/15/18	385,996

						475,568

		Total Chile				673,738

		China (1.0%)
		Communications
	210	SINA Corp. (b)	1.00		12/01/18	196,087

		Diversified
HKD	2,000	Wharf Finance 2014 Ltd.	2.30		06/07/14	258,443

		Finance
	$100	Billion Express Investments Ltd.	0.75		10/18/15	100,900

HKD	2,000	Tong Jie Ltd.	0.00	(d)	02/18/18	265,656

						366,556

		Total China				821,086

		Denmark (0.0%) (e)
		Finance
DKK	(f)	Nordea Kredit Realkreditaktieselskab, Series ANN	5.00		07/01/29	5
	82	Realkredit Danmark A/S	6.00		10/01/29	17,413

		Total Denmark				17,418

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ January 31, 2014 (unaudited) continued

		France (1.1%)
		Consumer, Non-Cyclical
EUR	275	Europcar Groupe SA	9.375		04/15/18		391,559

		Finance
	200	AXA SA	5.25	(a)	04/16/40		295,100
	$200	Societe Generale SA (b)(c)	5.00		01/17/24		197,926

							493,026

		Total France					884,585

		Germany (2.9%)
		Consumer, Non-Cyclical
EUR	140	Celesio Finance B.V.	4.00		10/18/16		198,874

		Finance
	100	Aabar Investments PJSC	4.00		05/27/16		157,798
	200	Allianz Finance II BV	5.75	(a)	07/08/41		311,187
	400	Commerzbank AG	7.75		03/16/21		616,625
AUD	800	KFW, MTN	3.75		07/18/18		700,797
EUR	100	Muenchener Rueckversicherungs AG	6.25	(a)	05/26/42		162,067

							1,948,474

		Utilities
GBP	100	RWE AG	7.00	(a)	(g	)	174,759

		Total Germany					2,322,107

		India (0.5%)
		Basic Materials
	$200	Vedanta Resources PLC (b)	7.125		05/31/23		179,250

		Communications
	200	Bharti Airtel International Netherlands BV (b)	5.125		03/11/23		186,250

		Total India					365,500

		Italy (1.9%)
		Communications
EUR	75	Telecom Italia Finance SA	7.75		01/24/33		114,564
	$250	Wind Acquisition Finance SA (b)	11.75		07/15/17		264,062

							378,626

		Energy
EUR	200	Eni SpA, Series GALP	0.25		11/30/15		276,160

		Finance
	$400	Intesa Sanpaolo SpA (b)(c)	6.50		02/24/21		448,000

		Utilities
	375	Enel Finance International N.V. (b)	5.125		10/07/19		407,934

		Total Italy					1,510,720

		Japan (0.3%)
		Technology
JPY	23,000	Nomura Research Institute Ltd., Series 1	0.00	(d)	03/31/14		226,578

		Korea, Republic of (0.2%)
		Technology
	$100	SK Hynix, Inc.	2.65		05/14/15		123,800

		Luxembourg (0.5%)
		Consumer, Cyclical
EUR	100	Bormioli Rocco Holdings SA	10.00		08/01/18		147,019

		Industrials
	150	Ardagh Glass Finance PLC	8.75		02/01/20		215,977

		Total Luxembourg					362,996

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ January 31, 2014 (unaudited) continued

		Netherlands (1.5%)
		Consumer, Cyclical
	$400	Playa Resorts Holding BV (b)(c)	8.00		08/15/20	428,000

		Finance
EUR	250	ABN AMRO Bank N.V.	6.375		04/27/21	395,518
	$350	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (c)	3.95		11/09/22	343,604

						739,122

		Total Netherlands				1,167,122

		Norway (0.2%)
		Diversified
	200	Siem Industries, Inc., Series SUBC	1.00		09/12/19	194,920

		Portugal (0.8%)
		Utilities
	200	EDP Finance BV (b)(c)	5.25		01/14/21	204,105
	425	EDP Finance BV (b)(c)	6.00		02/02/18	460,594

		Total Portugal				664,699

		Russia (1.8%)
		Communications
	480	Vimpel Communications Via VIP Finance Ireland Ltd., OJSC	7.748		02/02/21	518,400

		Energy
	100	Lukoil International Finance BV	2.625		06/16/15	105,950

		Finance
	230	Credit Bank of Moscow Via CBOM Finance PLC (b)	8.70		11/13/18	220,225
RUB	13,600	Gazprombank OJSC Via GPB Eurobond Finance PLC	7.875		07/25/16	378,843

						599,068

		Industrials
	$200	TMK OAO Via TMK Capital SA (b)(c)	6.75		04/03/20	192,016

		Total Russia				1,415,434

		Singapore (0.6%)
		Consumer, Non-Cyclical
	200	Global A&T Electronics Ltd. (b)(c)	10.00		02/01/19	172,500
	200	Golden Agri-Resources Ltd.	2.50		10/04/17	190,750
	100	Olam International Ltd.	6.00		10/15/16	100,625

		Total Singapore				463,875

		Spain (1.6%)
		Communications
	300	Nara Cable Funding Ltd. (b)	8.875		12/01/18	324,000
EUR	300	Telefonica Emisiones SAU	4.71		01/20/20	449,536

						773,536

		Industrials
	200	Ferrovial Emisiones SA	3.375		01/30/18	284,777

		Utilities
	$225	Iberdrola Finance Ireland Ltd. (b)	5.00		09/11/19	246,248

		Total Spain				1,304,561

		Switzerland (1.1%)
		Finance
EUR	150	Cloverie PLC for Zurich Insurance Co., Ltd.	7.50	(a)	07/24/39	247,461
	$500	Credit Suisse AG (b)(c)	6.50		08/08/23	532,500
CHF	95	Swiss Life Holding AG, Series SLHN	0.00	(d)	12/02/20	114,275

		Total Switzerland				894,236

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ January 31, 2014 (unaudited) continued

		Turkey (0.8%)
		Finance
	$300	Finansbank AS	5.50		05/11/16	295,500
	400	Turkiye Is Bankasi (b)	7.85		12/10/23	379,000

		Total Turkey				674,500

		United Kingdom (1.1%)
		Finance
EUR	150	Barclays Bank PLC	6.00		01/14/21	233,542
	225	Lloyds Bank PLC	6.50		03/24/20	357,399

						590,941

		Industrials
	$300	CEVA Group PLC (b)	8.375		12/01/17	314,625

		Total United Kingdom				905,566

		United States (22.1%)
		Basic Materials
	150	American Gilsonite Co. (b)	11.50		09/01/17	144,750
	250	Exopack Holdings SA (b)	7.875		11/01/19	260,000
	200	Prince Mineral Holding Corp. (b)	11.50		12/15/19	225,500
	83	United States Steel Corp.	4.00		05/15/14	85,334

						715,584

		Communications
	265	CCO Holdings LLC/CCO Holdings Capital Corp. (c)	6.50		04/30/21	278,250
	131	Ctrip.com International Ltd. (b)	1.25		10/15/18	120,560
	350	Harron Communications LP/Harron Finance Corp. (b)	9.125		04/01/20	393,750
	250	inVentiv Health, Inc. (b)(c)	9.00		01/15/18	263,750
	300	Midcontinent Communications & Midcontinent Finance Corp. (b)	6.25		08/01/21	309,750
	151	Priceline.com, Inc. (b)(c)	0.35		06/15/20	173,084
	118	Yahoo!, Inc. (b)	0.00	(d)	12/01/18	119,327

						1,658,471

		Consumer, Cyclical
	400	Allied Specialty Vehicles, Inc. (b)	8.50		11/01/19	422,000
	400	CCM Merger, Inc. (b)(c)	9.125		05/01/19	424,000
	200	Exide Technologies (h)(i)(c)	8.625		02/01/18	154,500
	300	Golden Nugget Escrow, Inc. (b)	8.50		12/01/21	304,875
	300	HD Supply, Inc. (c)	7.50		07/15/20	321,750
	52	Iconix Brand Group, Inc.	2.50		06/01/16	68,153
	401	INTCOMEX, Inc.	13.25		12/15/14	402,383
	86	International Game Technology (c)	3.25		05/01/14	87,021
	400	Logan’s Roadhouse, Inc. (c)	10.75		10/15/17	269,000
	200	MGM Resorts International (c)	7.75		03/15/22	226,000
	3,904	Resort at Summerlin LP, Series B (h)(i)(j)(k)(l)	13.00		12/15/07	0
	345	Rite Aid Corp. (c)	6.75		06/15/21	365,700
	400	RSI Home Products, Inc. (b)	6.875		03/01/18	420,000

						3,465,382

		Consumer, Non-Cyclical
	345	Armored Autogroup, Inc. (c)	9.25		11/01/18	335,081
	100	BioMarin Pharmaceutical, Inc. (c)	1.50		10/15/20	109,000
	250	Cenveo Corp.	8.875		02/01/18	248,750
	200	Harland Clarke Holdings Corp. (b)	9.75		08/01/18	218,000
	200	Jaguar Holding Co., I (b)(j)	9.375		10/15/17	212,000
	57	Jarden Corp.	1.875		09/15/18	79,871
	227	PHH Corp.	4.00		09/01/14	242,181
	225	Select Medical Corp.	6.375		06/01/21	226,969

						1,671,852

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ January 31, 2014 (unaudited) continued

		Energy
	150	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	7.75		04/01/19	163,688
	200	PetroQuest Energy, Inc. (c)	10.00		09/01/17	210,500

						374,188

		Finance
	104	Annaly Capital Management, Inc. (c)	5.00		05/15/15	106,275
	83	Ares Capital Corp. (b)(c)	4.375		01/15/19	87,773
	200	Bank of America Corp.	6.11		01/29/37	219,150
	250	DPL, Inc.	7.25		10/15/21	250,000
	225	Extra Space Storage LP (b)	2.375		07/01/33	231,750
	150	Genworth Holdings, Inc.	7.20		02/15/21	175,662
	455	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	507,116
	325	ING US, Inc.	5.65	(a)	05/15/53	312,162
	350	Jefferies Finance LLC/JFIN Co-Issuer Corp. (b)	7.375		04/01/20	368,375
	300	Jefferies LoanCore LLC/JLC Finance Corp. (b)	6.875		06/01/20	301,500
	400	KCG Holdings, Inc. (b)(c)	8.25		06/15/18	428,000
	250	Kennedy-Wilson, Inc.	8.75		04/01/19	273,125
	125	Nationwide Financial Services, Inc. (b)	5.375		03/25/21	136,502
	275	Nuveen Investments, Inc. (b)(c)	9.125		10/15/17	283,250
	200	ProLogis LP	3.25		03/15/15	229,000
	225	Prospect Capital Corp.	6.25		12/15/15	243,141
	395	Prudential Financial, Inc.	5.625	(a)	06/15/43	397,054

						4,549,835

		Industrials
	180	Atkore International, Inc.	9.875		01/01/18	194,400
	250	Cequel Communications Holdings I LLC/Cequel Capital Corp. (b)(c)	6.375		09/15/20	256,875
	250	Consolidated Container Co., LLC/Consolidated Container Capital, Inc. (b)	10.125		07/15/20	266,250
EUR	375	GE Capital Trust II	5.50	(a)	09/15/67	538,979
	$116	General Cable Corp. (c)	5.00	(m)	11/15/29	124,990
	400	Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875		01/15/17	423,500
	300	Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.	8.125		02/15/19	307,500
	250	Nuverra Environmental Solutions, Inc.	9.875		04/15/18	232,500
	150	Pretium Packaging LLC/Pretium Finance, Inc.	11.50		04/01/16	160,875
	250	Sequa Corp. (b)	7.00		12/15/17	251,250
	400	Tekni-Plex, Inc. (b)	9.75		06/01/19	460,000
	250	Zachry Holdings, Inc. (b)(c)	7.50		02/01/20	263,750

						3,480,869

		Technology
	250	First Data Corp. (b)	10.625		06/15/21	273,750
	300	Infor US, Inc.	9.375		04/01/19	339,000
	112	Intel Corp. (c)	2.95		12/15/35	124,250
	123	Lam Research Corp. (c)	1.25		05/15/18	146,524
	41	Nuance Communications, Inc. (c)	2.75		11/01/31	40,846
	217	ON Semiconductor Corp., Series B (c)	2.625		12/15/26	245,210
	119	Salesforce.com, Inc. (b)(c)	0.25		04/01/18	136,627
	125	SanDisk Corp. (b)(c)	0.50		10/15/20	125,469

						1,431,676

		Utilities
	250	AES Corp.	7.375		07/01/21	278,125

		Total United States				17,625,982

		Total Corporate Bonds (Cost $37,802,728)				35,123,093

		Sovereign (29.6%)
		Australia (2.0%)
AUD	1,600	Australia Government Bond	5.75		05/15/21	1,585,467

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ January 31, 2014 (unaudited) continued

		Bermuda (0.7%)
	$530	Bermuda Government International Bond (b)	4.854		02/06/24	525,363

		Canada (0.5%)
CAD	450	Canadian Government Bond	1.50		06/01/23	375,253

		Croatia (0.5%)
	$375	Croatia Government International Bond (b)	6.00		01/26/24	366,188

		Germany (2.7%)
EUR	1,000	Bundesrepublik Deutschland	4.25		07/04/39	1,801,676
	200	Bundesrepublik Deutschland	4.75		07/04/34	371,678

		Total Germany				2,173,354

		Greece (1.4%)
	1,320	Hellenic Republic Government Bond	2.00	(m)	02/24/25	1,116,772

		Hungary (1.3%)
	$1,050	Hungary Government International Bond	5.75		11/22/23	1,040,812

		Indonesia (1.6%)
	290	Indonesia Government International Bond (b)	5.875		01/15/24	296,162
	400	Majapahit Holding BV	7.75		01/20/20	438,000
	352	Pertamina Persero PT (b)	4.875		05/03/22	322,080
	200	Perusahaan Listrik Negara PT (c)	5.50		11/22/21	193,000

		Total Indonesia				1,249,242

		Ireland (1.4%)
EUR	800	Ireland Government Bond	3.90		03/20/23	1,150,638

		Italy (1.9%)
	1,000	Italy Buoni Poliennali Del Tesoro	5.50		11/01/22	1,548,752

		Kazakhstan (0.9%)
	$450	KazMunayGas National Co., JSC (b)(c)	5.75		04/30/43	382,442
	340	KazMunayGas National Co., JSC (b)	6.375		04/09/21	364,650

		Total Kazakhstan				747,092

		Mexico (2.8%)
MXN	13,500	Mexican Bonos	5.00		06/15/17	1,021,825
	8,900	Mexican Bonos	7.50		06/03/27	694,984
	$500	Petroleos Mexicanos	4.875		01/24/22	509,803

		Total Mexico				2,226,612

		Poland (0.2%)
PLN	400	Poland Government Bond	5.75		10/25/21	136,624

		Portugal (2.8%)
EUR	400	Portugal Obrigacoes do Tesouro OT (b)	4.10		04/15/37	441,193
	1,260	Portugal Obrigacoes do Tesouro OT (b)	5.65		02/15/24	1,788,235

		Total Portugal				2,229,428

		Russia (1.3%)
	$240	Vnesheconombank Via VEB Finance PLC (b)(c)	5.942		11/21/23	237,900
	800	Vnesheconombank Via VEB Finance PLC (b)	6.025		07/05/22	810,000

		Total Russia				1,047,900

		Serbia (0.5%)
	370	Republic of Serbia (b)	5.875		12/03/18	376,475

		South Africa (0.5%)
	450	Eskom Holdings SOC Ltd. (b)	5.75		01/26/21	442,125

		Spain (2.5%)
EUR	420	Spain Government Bond	4.20		01/31/37	543,118
	1,000	Spain Government Bond (b)	4.40		10/31/23	1,428,866

		Total Spain				1,971,984

		Sweden (2.0%)
SEK	11,400	Sweden Government Bond	1.50		11/13/23	1,633,906

		United Kingdom (1.9%)
GBP	830	United Kingdom Gilt	4.25		09/07/39	1,548,706

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ January 31, 2014 (unaudited) continued

	Venezuela (0.2%)
$200	Petroleos de Venezuela SA	8.50		11/02/17	155,700

	Total Sovereign (Cost $23,507,560)				23,648,393

	Agency Fixed Rate Mortgages (0.4%)
2	Federal Home Loan Mortgage Corporation, Gold Pools:	6.50		02/01/29-10/01/32	1,584
	Federal National Mortgage Association, Conventional Pools:
109		6.50		05/01/28–09/01/32	124,210
10		7.00		08/01/29–11/01/32	10,386
	Government National Mortgage Association, Various Pools:
23		7.50		07/20/25	25,808
120		8.00		01/15/22–05/15/30	129,062

	Total Agency Fixed Rate Mortgages (Cost $265,996)				291,050

	Asset-Backed Security (0.5%)
377	GSAA Home Equity Trust (Cost $367,086)	5.043	(a)	06/25/34	410,651

	Collateralized Mortgage Obligation - Agency Collateral Series (0.5%)
1,843	Federal National Mortgage Association, IO REMIC (Cost $288,652)	6.392	(a)	08/25/41	410,222

	Commercial Mortgage-Backed Securities (0.9%)
136	CGBAM Commercial Mortgage Trust (b)	3.01	(a)	05/15/30	136,878
202	COMM Mortgage Trust (b)	4.261	(a)	07/10/45	194,890
400	GS Mortgage Securities Corp. II (b)	3.763	(a)	11/08/29	404,392

	Total Commercial Mortgage-Backed Securities (Cost $722,814)				736,160

	Mortgages - Other (16.5%)
	Alternative Loan Trust
280		5.50		11/25/35	248,152
76		5.50		02/25/36	66,672
274		6.00		04/25/36	231,343
152		6.00		05/25/36	129,548
234		6.00		12/25/36	181,480
111		6.00		01/25/37	94,638
510		6.00		07/25/37	455,675
	PAC
44		5.50		02/25/36	38,285
412		5.50		04/25/37	335,227
141		6.00		04/25/36	119,969
320	American Home Mortgage Investment Trust (b)	6.10		01/25/37	213,884
	Banc of America Alternative Loan Trust
542		5.913	(a)	10/25/36	397,436
661		6.226		10/25/36	493,950
178	Banc of America Funding Trust	6.00		07/25/37	148,109
451	BCAP LLC Trust	0.298	(a)	04/25/37	391,037
	Chase Mortgage Finance Trust
426		6.00		10/25/36	393,472
399		6.00		11/25/36	340,530
83	ChaseFlex Trust	6.50		02/25/35	81,348
264	CHL Mortgage Pass-Through Trust	0.458	(a)	04/25/46	111,845
1,171	CSMC Mortgage-Backed Trust	5.837	(a)	04/25/37	709,613
	First Horizon Alternative Mortgage Securities Trust
107		6.00		08/25/36	96,289
885		6.25		08/25/36	768,083
239	GSMSC Pass-Through Trust (b)	7.50	(a)	09/25/36	198,042
	GSR Mortgage Loan Trust
179		2.721	(a)	10/25/35	167,022
73		2.872	(a)	05/25/35	68,039
530	IndyMac INDX Mortgage Loan Trust	5.013	(a)	12/25/35	449,225
	JP Morgan Alternative Loan Trust

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ January 31, 2014 (unaudited) continued

558		6.00		12/25/35	508,795
106		6.00		12/25/35	96,301
604		6.00		08/25/36	557,821
	Lehman Mortgage Trust
105		5.50		11/25/35	101,670
326		5.50		02/25/36	329,041
513		6.50		09/25/37	431,920
214	Luminent Mortgage Trust	0.328	(a)	10/25/46	99,082
315	Opteum Mortgage Acceptance Corp. Trust	0.458	(a)	04/25/36	265,143
	RALI Trust
600		0.338	(a)	12/25/36	444,857
284		0.658	(a)	03/25/35	208,656
271		6.00		04/25/36	217,560
396		6.00		08/25/36	310,785
116		6.00		01/25/37	91,546
	PAC
149		6.00		04/25/36	119,424
425	STARM Mortgage Loan Trust	5.566	(a)	10/25/37	400,224
	Washington Mutual Mortgage Pass-Through Certificates Trust
876		0.418	(a)	12/25/35	739,958
1,005		0.90	(a)	04/25/47	741,547
699		0.975	(a)	05/25/47	550,917

	Total Mortgages—Other (Cost $12,059,729)				13,144,160

	U.S. Treasury Security (0.5%)
400	U.S. Treasury Bond (Cost $395,040)	3.50		02/15/39	397,406

NUMBER OF SHARES					VALUE
	Convertible Preferred Stocks (0.6%)
	Aerospace & Defense
2,550	United Technologies Corp. (Units) (c)(n)				$164,297

	Electric Utilities
2,900	NextEra Energy, Inc.				173,362
2,150	PPL Corp. (c)				110,746

					284,108

	Total Convertible Preferred Stocks (Cost $412,995)				448,405

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Short-Term Investments (14.9%)
	U.S. Treasury Securities (0.4%)
	U.S. Treasury Bills
$143	(o)(p)	0.032%		04/17/14	142,992
148	(o)(p)	0.081		04/17/14	147,992

	Total U.S. Treasury Securities (Cost $290,966)				290,984

NUMBER OF SHARES (000)					VALUE
	Securities held as Collateral on Loaned Securities (10.6%)
	Investment Company (7.8%)
6,235	Morgan Stanley Institutional Liquidity Funds—Money Market Portfolio—Institutional Class (q)
	(Cost $6,234,755)				6,234,755

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ January 31, 2014 (unaudited) continued

PRINCIPAL AMOUNT (000)			VALUE
	Repurchase Agreements (2.8%)
$789	Barclays Capital, Inc. (0.03%, dated 01/31/14, due 02/03/14; proceeds $788,981; fully collateralized by a U.S. Government Obligation; 1.50% due 01/31/19; valued at $804,763)		$788,979
1,315	BNP Paribas Securities Corp. (0.03%, dated 01/31/14, due 02/03/14; proceeds $1,314,968; fully collateralized by various U.S. Government Agencies; 0.50%—6.25% due 04/17/15 - 07/15/32; valued at $1,341,264)		1,314,964
100	Merrill Lynch & Co., Inc. (0.20%, dated 01/31/14, due 02/03/14; proceeds $100,202; fully collateralized by various Common Stocks and Exchange Traded Funds; valued at $109,976)		100,200

	Total Repurchase Agreements (Cost $2,204,143)		2,204,143

	Total Securities held as Collateral on Loaned Securities (Cost $8,438,898)		8,438,898

NUMBER OF SHARES (000)			VALUE
	Investment Company (3.9%)
3,121	Morgan Stanley Institutional Liquidity Funds—Money Market Portfolio—Institutional Class (q) (Cost $3,120,635)		3,120,635

	Total Short-Term Investments (Cost $11,850,499)		11,850,517

	Total Investments (Cost $87,673,099) (r)(s)	108.4%	86,460,057
	Liabilities in Excess of Other Assets	(8.4)	(6,666,903)

	Net Assets	100.0%	$79,793,154

IO	Interest Only.
MTN	Medium Term Note.
OJSC	Open Joint Stock Company.
PAC	Planned Amortization Class.
PJSC	Public Joint Stock Company.
REMIC	Real Estate Mortgage Investment Conduit.
(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2014.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at January 31, 2014 were $8,532,441 and $8,726,335 respectively. The Fund received cash collateral of $8,439,473 of which $8,438,898 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds—Money Market Portfolio—Institutional Class as reported in the Portfolio of Investments. At January 31, 2014, there was uninvested cash collateral of $575, which is not reflected in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of $286,862 in the form of U.S. government agencies and U.S. government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
(d)	Capital appreciation bond.
(e)	Amount is less than 0.05%.
(f)	Par less than $500.
(g)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of January 31, 2014.
(h)	Issuer in bankruptcy.
(i)	Non-income producing security; bond in default.
(j)	Payment-in-kind security.
(k)	Acquired through exchange offer.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ January 31, 2014 (unaudited) continued

(l)	At January 31, 2014, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(m)	Multi-step coupon rate changes in predetermined increments to maturity. Rate disclosed is as of January 31, 2014. Maturity date disclosed is the ultimate maturity date.
(n)	Consists of one or more classes of securities traded together as a unit.
(o)	Rate shown is the yield to maturity at January 31, 2014.
(p)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(q)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds—Money Market Portfolio—Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(r)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.
(s)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ January 31, 2014 (unaudited) continued

Foreign Currency Forward Exchange Contracts Open at January 31, 2014:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)

Commonwealth Bank of Australia	NZD	195,000		$158,767	02/05/14	$1,101
Deutsche Bank AG	PLN	1,000,000		$320,826	02/05/14	3,588
Deutsche Bank AG	PLN	1,215,000		$395,026	02/05/14	9,582
Deutsche Bank AG	SEK	2,000,000		$307,612	02/05/14	2,339
Deutsche Bank AG		$559,135	CHF	500,000	02/05/14	(7,650)
Deutsche Bank AG		$311,787	GBP	190,000	02/05/14	552
JPMorgan Chase Bank	AUD	114,145		$100,272	02/05/14	385
JPMorgan Chase Bank	CAD	92,907		$83,180	02/05/14	(234)
JPMorgan Chase Bank	CHF	216,000		$239,681	02/05/14	1,439
JPMorgan Chase Bank	EUR	95,590		$129,417	02/05/14	495
JPMorgan Chase Bank	HKD	2,057,500		$264,928	02/05/14	(85)
JPMorgan Chase Bank	HKD	4,054,145		$522,837	02/05/14	650
JPMorgan Chase Bank	JPY	381,473,073		$3,731,051	02/05/14	(2,675)
JPMorgan Chase Bank	KRW	960,000,000		$898,834	02/05/14	1,990
JPMorgan Chase Bank	NZD	88,253		$71,380	02/05/14	23
JPMorgan Chase Bank	SEK	93,870		$14,398	02/05/14	70
JPMorgan Chase Bank		$191,057	AUD	217,161	02/05/14	(1,021)
JPMorgan Chase Bank		$570,571	CAD	613,172	02/05/14	(20,049)
JPMorgan Chase Bank		$374,822	GBP	227,499	02/05/14	(840)
JPMorgan Chase Bank		$4,373,900	GBP	2,666,383	02/05/14	9,331
JPMorgan Chase Bank		$787,076	HKD	6,111,645	02/05/14	124
JPMorgan Chase Bank		$1,474,912	MXN	19,700,396	02/05/14	(1,875)
JPMorgan Chase Bank		$49,149	MXN	653,430	02/05/14	(291)
JPMorgan Chase Bank		$470,073	PLN	1,446,003	02/05/14	(11,346)
JPMorgan Chase Bank		$390,431	PLN	1,200,000	02/05/14	(9,746)
Royal Bank of Canada	CAD	600,000		$546,758	02/05/14	8,063
State Street Bank London	CHF	500,000		$548,288	02/05/14	(3,197)
State Street Bank London		$1,160,664	JPY	121,431,000	02/05/14	27,860
UBS AG	AUD	171,304		$150,571	02/05/14	665
UBS AG	AUD	4,119,369		$3,669,575	02/05/14	64,752
UBS AG	CAD	91,717		$82,279	02/05/14	(67)
UBS AG	CAD	233,000		$210,449	02/05/14	1,256
UBS AG	CHF	214,376		$238,854	02/05/14	2,403
UBS AG	EUR	270,886		$370,380	02/05/14	5,036
UBS AG	EUR	132,896		$181,886	02/05/14	2,650
UBS AG	EUR	19,029		$25,819	02/05/14	154
UBS AG	EUR	82,667		$113,012	02/05/14	1,519
UBS AG	EUR	195,361		$265,815	02/05/14	2,332
UBS AG	GBP	2,998,981		$4,935,663	02/05/14	5,678
UBS AG	GBP	324,901		$536,832	02/05/14	2,732
UBS AG	MXN	119,750		$9,012	02/05/14	58
UBS AG	MXN	20,234,076		$1,551,336	02/05/14	38,395
UBS AG	PLN	456,943		$145,172	02/05/14	212
UBS AG	RUB	14,000,000		$419,162	02/05/14	21,172
UBS AG	SEK	654,233		$101,509	02/05/14	1,649
UBS AG	SEK	559,251		$86,845	02/05/14	1,483
UBS AG	SEK	9,464,033		$1,450,733	02/05/14	6,176
UBS AG		$3,016,759	AUD	3,452,657	02/05/14	4,631
UBS AG		$2,070,978	EUR	1,520,782	02/05/14	(19,900)
UBS AG		$2,488,358	JPY	260,042,073	02/05/14	56,844
UBS AG		$899,508	KRW	960,000,000	02/05/14	(2,664)
UBS AG		$233,698	NZD	283,253	02/05/14	(4,675)
UBS AG		$8,446	PLN	25,940	02/05/14	(216)
UBS AG		$401,606	RUB	14,000,000	02/05/14	(3,617)
UBS AG		$1,951,320	SEK	12,771,387	02/05/14	(1,939)
Wells Fargo Bank	CAD	1,670,000		$1,536,678	02/05/14	37,309
Wells Fargo Bank	EUR	499,353		$673,977	02/05/14	499
Wells Fargo Bank		$1,862,165	CAD	2,074,452	02/05/14	331

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ January 31, 2014 (unaudited) continued

Wells Fargo Bank		$475,029	CHF	430,376	02/05/14	(337)
Westpac Banking Corporation	EUR	225,000		$307,040	02/05/14	3,583
Westpac Banking Corporation		$657,310	AUD	735,000	02/05/14	(14,118)
Westpac Banking Corporation		$398,066	GBP	240,000	02/05/14	(3,534)
JPMorgan Chase Bank	HKD	6,111,645		$787,114	03/05/14	(140)
JPMorgan Chase Bank	MXN	19,700,396		$1,471,508	03/05/14	1,855
JPMorgan Chase Bank		$3,731,584	JPY	381,473,073	03/05/14	2,620
JPMorgan Chase Bank		$71,243	NZD	88,253	03/05/14	(25)
UBS AG	AUD	3,452,657		$3,011,086	03/05/14	(4,608)
UBS AG	RUB	14,000,000		$399,059	03/05/14	3,212
UBS AG	SEK	12,771,387		$1,950,277	03/05/14	1,800
UBS AG		$4,934,673	GBP	2,998,981	03/05/14	(5,710)
UBS AG		$144,886	PLN	456,943	03/05/14	(198)
Wells Fargo Bank	CAD	2,074,452		$1,860,946	03/05/14	(329)
Wells Fargo Bank	CHF	430,376		$475,136	03/05/14	339
Wells Fargo Bank		$673,979	EUR	499,353	03/05/14	(497)

		Net Unrealized Appreciation				$217,354

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ January 31, 2014 (unaudited) continued

Futures Contracts Open at January 31, 2014:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)

33	Long	U.S. Treasury Ultra Long Bond,
		Mar-14	$4,745,813	$172,727
11	Long	U.S. Treasury 2 yr. Note,
		Mar-14	2,422,234	(339)
20	Long	Canadian 10 yr. Bond,
		Mar-14	2,360,135	53,692
6	Long	Australian 10 yr. Bond,
		Mar-14	614,019	17,222
4	Long	U.S. Treasury Long Bond,
		Mar-14	534,375	16,203
9	Short	German Euro Bund,
		Mar-14	(1,746,458)	(32,207)
28	Short	U.S. Treasury 5 yr. Note,
		Mar-14	(3,377,500)	(21,625)
42	Short	U.S. Treasury 10 yr. Note,
		Mar-14	(5,281,500)	(44,938)

		Net Unrealized Appreciation		$160,735

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ January 31, 2014 (unaudited) continued

Credit Default Swap Agreements Open at January 31, 2014:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENT PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†

Barclays Bank CDX.NA.IG.21	Buy	$395	1.00%	3/20/19	$(641)	$7,581	$6,940	NR
Barclays Bank Yum! Brands, Inc.	Buy	400	1.00	12/20/18	(1,790)	(6,942)	(8,732)	BBB
JPMorgan Chase CDX.NA.IG.20	Sell	1,050	1.00	6/20/18	11,922	5,799	17,721	NR
Morgan Stanley & Co., LLC* CDX.NA.HY.21	Buy	3,375	5.00	12/20/18	42,889	(280,447)	(237,558)	NR
Morgan Stanley & Co., LLC* CDX.NA.IG.21	Sell	400	1.00	12/20/18	101	5,699	5,800	NR

Total Credit Default Swaps		$5,620			$52,481	$(268,310)	$(215,829)

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ January 31, 2014 (unaudited) continued

Interest Rate Swap Agreements Open at January 31, 2014:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)		FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)

Bank of America		$1,480	3 Month LIBOR	Receive	2.04%	02/13/23	$62,764
Deutsche Bank		1,085	3 Month LIBOR	Receive	2.80	05/01/43	161,785
Goldman Sachs	CAD	3,760	3 Month CDOR	Pay	2.04	01/22/19	19,981
Goldman Sachs		$1,960	3 Month LIBOR	Receive	2.09	02/15/23	74,674
Goldman Sachs	CAD	2,050	3 Month CDOR	Receive	2.95	01/22/24	(25,684)
Morgan Stanley & Co., LLC*		$4,030	3 Month LIBOR	Receive	1.79	01/24/19	(38,420)
Morgan Stanley & Co., LLC*		2,200	3 Month LIBOR	Pay	2.96	01/24/24	36,633
Royal Bank of Canada		2,080	3 Month LIBOR	Receive	2.06	02/06/23	83,536
UBS AG		1,100	3 Month LIBOR	Receive	2.90	05/13/43	143,758

			Net Unrealized Appreciation				$519,027

CDOR	Canadian Dealer Offered Rate.
LIBOR	London Interbank Offered Rate.
NR	Not Rated.
†	Credit rating as issued by Standard & Poor’s.
*	Centrally cleared swap agreement, the broker for which is Morgan Stanley & Co., LLC.

Currency Abbreviations:

AUD	Australian Dollar.
CAD	Canadian Dollar.
CHF	Swiss Franc.
CLP	Chilean Peso.
CNY	Chinese Yuan Renminbi.
DKK	Danish Krone.
EUR	Euro.
GBP	British Pound.
HKD	Hong Kong Dollar.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican Peso.
NZD	New Zealand Dollar.
PLN	Polish Zloty.
RUB	Russian Ruble.
SEK	Swedish Krona.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Portfolio of Investments ¡ January 31, 2014 (unaudited)

Valuation of Investments—(1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) swaps are marked-to-market daily based upon quotations from market makers; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; (8) short-term taxable debt securities with remaining maturities of 60 days or less at time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark to market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser; and (9) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total

Assets:
Fixed Income Securities
Corporate Bonds	$—	$35,123,093	$—	†	$35,123,093
Sovereign	—	23,648,393	—		23,648,393
Agency Fixed Rate Mortgages	—	291,050	—		291,050
Asset-Backed Security	—	410,651	—		410,651
Collateralized Mortgage Obligation—Agency Collateral Series	—	410,222	—		410,222
Commercial Mortgage-Backed Securities	—	736,160	—		736,160
Mortgages—Other	—	13,144,160	—		13,144,160
U.S. Treasury Security	—	397,406	—		397,406

Total Fixed Income Securities	—	74,161,135	—	†	74,161,135

Convertible Preferred Stocks	448,405	—	—		448,405
Short-Term Investments
U.S. Treasury Securities	—	290,984	—		290,984
Investment Company	9,355,390	—	—		9,355,390
Repurchase Agreements	—	2,204,143	—		2,204,143

Total Short-Term Investments	9,355,390	2,495,127	—		11,850,517

Foreign Currency Forward Exchange Contracts	—	338,937	—		338,937
Futures Contracts	259,844	—	—		259,844
Credit Default Swap Agreements	—	54,912	—		54,912
Interest Rate Swap Agreements	—	583,131	—		583,131

Total Assets	10,063,639	77,633,242	—	†	87,696,881

Liabilities:
Foreign Currency Forward Exchange Contracts	—	(121,583)	—		(121,583)
Futures Contracts	(99,109)	—	—		(99,109)
Credit Default Swap Agreements	—	(2,431)	—		(2,431)
Interest Rate Swap Agreements	—	(64,104)	—		(64,104)

Total Liabilities	(99,109)	(188,118)	—		(287,227)

Total	$9,964,530	$77,445,124	$—	†	$87,409,654

†	Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2014, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bond
Beginning Balance	$—	††
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—

Ending Balance	$—	††

Net change in unrealized appreciation/depreciation from investments still held as of January 31, 2014	$—

††	Includes one security which is valued at zero.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Fixed Income Opportunities Fund

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

March 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

March 20, 2014

/s/ Francis Smith

Francis Smith

Principal Financial Officer

March 20, 2014